Shareholders' equity - Common Shares (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Reconciliation Of Amount Of Shares Outstanding [Abstract]
Balance at the beginning period			$ 5,580.1
At-the-market equity offering				$ 112.3
Amount of Exercise of stock options			0.3	6.0
Dividend reinvestment plan	$ 11.4	$ 10.1	19.5	$ 21.0
Balance at the ending period	$ 5,600.0		$ 5,600.0		$ 5,580.1
Common shares
Shareholders' equity
Shares issued	191,105,644		191,105,644
Shares, par value (dollars per share)	$ 0		$ 0
Preferred shares
Shareholders' equity
Shares issued	0		0
Share Capital
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period			190,956,476	189,381,388	189,381,388
At-the-market equity offering			0		1,054,800
Exercise of stock options			4,000		150,482
Vesting of restricted share units					42,328
Dividend reinvestment plan			145,168		327,478
Number of shares outstanding at end of period	191,105,644		191,105,644		190,956,476
Reconciliation Of Amount Of Shares Outstanding [Abstract]
Balance at the beginning period			$ 5,580.1	$ 5,390.7	$ 5,390.7
At-the-market equity offering				112.3	133.7
Amount of Exercise of stock options			0.4	7.9	9.7
Amount of Vesting of restricted share units					3.7
Dividend reinvestment plan			19.5	$ 21.0	42.3
Balance at the ending period	$ 5,600.0		$ 5,600.0		$ 5,580.1